                                                 ------------------------------
                        UNITED STATES                     OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION ------------------------------
                   Washington, D.C. 20549        OMB Number: 3235-0006
                                                 Expires: February 28, 1997
                          FORM 13F
                                                 Estimated average burden
                                                 Hours per response . . . 24.60
                                                 ------------------------------
                                                 ------------------------------
                                                          SEC USE ONLY
                                                 ------------------------------

                                                 ------------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2007

 ------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
 ------------------------------------------------------------------------------

If amended report check here: [ ]

                             Kurt F. Somerville
-----------------------------------------------------------------------------
                  Name of Institutional Investment Manager

 Hemenway & Barnes   60 State Street    Boston,            MA          02109
-------------------  --------------- --------------  --------------  ---------
 Business Address       (Street)         (City)         (State)        (Zip)

                               (617) 227-7940
-----------------------------------------------------------------------------
 Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


----------------------------------  ATTENTION ---------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal
                                 Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

-------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2007.

                                Kurt F. Somerville
                                ------------------------------------------------
                                (Name of Institutional Investment Manager)


                                ------------------------------------------------
                                (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                       13F File No.: Name:                   13F File No.:
-----                       ------------- -----                   -------------
1. Brian C. Broderick (12)*   28-11136    6. Michael J. Puzo        28-06165
2. Michael B. Elefante        28-06281    7.
3. Timothy F. Fidgeon         28-06169    8.
4. Stephen W. Kidder (35)*    28-11134    9.
5. Lawrence T. Perera         28-06167    10.

* Refers to manager number on attached detail in Item 7.

AS OF JUNE 30, 2007                              FORM 13F                             SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                    ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------              -------------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                          INVESTMENT                 VOTING AUTHORITY
                                                                SHARES OR DISCRETION             --------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER          TITLE OF CLASS     NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------       -------------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
A F L A C INC        COMMON STOCK         001055102   2106886      40990          XX                        33990
                                                                                  XX     12                  3000
                                                                                  XX     35                  4000

ABBOTT LABS          COMMON STOCK         002824100   3024665      56483          XX                        49251
                                                                                  XX     12                  3282
                                                                                  XX     35                  3950

ALBERTO CULVER CO
  NEW                COMMON STOCK         013078100    276338      11650          XX                         9950
                                                                                  XX     35                  1700

ALCAN INC            COMMON STOCK         013716105    335850       4131          XX                         4131

ALCOA INC            COMMON STOCK         013817101    324240       8000          XX                         8000

AMAZON NOTE CONV
  SUB DEB            CONV CORPORATE BONDS 023135AF3   2468431    2423000          XX                      1723000
                                                                                  XX     12                205000
                                                                                  XX     35                495000
AMERICAN
  INTERNATIONAL
  GROUP INC          COMMON STOCK         026874107   1077412      15385          XX                        11285
                                                                                  XX     12                  3600
                                                                                  XX     35                   500

AMGEN INC            COMMON STOCK         031162100   3102156      56107          XX                        41661
                                                                                  XX     12                  7246
                                                                                  XX     35                  7200
ANADARKO PETROLEUM
  CORP               COMMON STOCK         032511107    229484       4414          XX                         4414

ANALOG DEVICES, INC. COMMON STOCK         032654105    895192      23783          XX                        18483
                                                                                  XX     12                  2400
                                                                                  XX     35                  2900

ANALOGIC CORP        COMMON STOCK         032657207   1499236      20395          XX                        18295
                                                                                  XX     12                  1250
                                                                                  XX     35                   850

AS OF JUNE 30, 2007                           FORM 13F                          SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                 ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------              -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                    INVESTMENT                 VOTING AUTHORITY
                                                          SHARES OR DISCRETION             --------------------------
                                      CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
APTARGROUP INC        COMMON STOCK  038336103   4118915    115830           XX                       96480
                                                                            XX     12                 7300
                                                                            XX     35                12050

ASIA TIGERS FUND INC  MUTUAL FUNDS  04516T105    252046     10225           XX                       10225

AUTOMATIC DATA
  PROCESSING          COMMON STOCK  053015103   2250365     46428           XX                       39226
                                                                            XX     12                 1500
                                                                            XX     35                 5702

AVERY DENNISON CORP   COMMON STOCK  053611109   2071849     31165           XX                       27965
                                                                            XX     12                  100
                                                                            XX     35                 3100

B P PLC ADR           COMMON STOCK  055622104   6343198     87929           XX                       72879
                                                                            XX     12                 6000
                                                                            XX     35                 9050

BANK OF AMERICA CORP  COMMON STOCK  060505104   1098509     22469           XX                       19069
                                                                            XX     35                 3400

BANK NEW YORK CORP    COMMON STOCK  064057102    252784      6100           XX                        6100

BERKSHIRE HATHAWAY
  INC                 CLASS A       084670108   1094750        10           XX                          10

BERKSHIRE HATHAWAY
  INC                 CLASS B       084670207    778680       216           XX                         216

BOEING COMPANY        COMMON STOCK  097023105    336560      3500           XX                        2100
                                                                            XX     35                 1400

BOTTOMLINE
  TECHNOLOGIES INC    COMMON STOCK  101388106    186485     15100           XX                       14700
                                                                            XX     12                  400

BRISTOL MYERS
  SQUIBB CO           COMMON STOCK  110122108    355997     11280           XX                       11280

BURLINGTON NORTHERN
  SANTA FE CORP       COMMON STOCK  12189T104    547876      6435           XX                        6435

AS OF JUNE 30, 2007                                  FORM 13F                             SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:           ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------                   --------------      --------- ----------- --------- ----------- --------   --------------------------
                                                                              INVESTMENT                 VOTING AUTHORITY
                                                                    SHARES OR DISCRETION             --------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER            TITLE OF CLASS       NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------            --------------      --------- ----------- --------- --- --- --- --------   -------- ---------- ------
CANADIAN NATIONAL
  RAILWAY CO                    COMMON STOCK  136375102   6110429    119977           XX                       101527
                                                                                      XX     12                  5250
                                                                                      XX     35                 13200

CATERPILLAR INC                 COMMON STOCK  149123101    204206      2608           XX                         2608

CHEVRON CORP                    COMMON STOCK  166764100   3947234     46857           XX                        44589
                                                                                      XX     35                  2268

CHUBB CORPORATION               COMMON STOCK  171232101    600737     11096           XX                        11096

CISCO SYS INC                   COMMON STOCK  17275R102   2329708     83652           XX                        64152
                                                                                      XX     12                 12400
                                                                                      XX     35                  7100

COCA COLA CO                    COMMON STOCK  191216100    343938      6575           XX                         5875
                                                                                      XX     12                   700

COLGATE PALMOLIVE CO            COMMON STOCK  194162103    225678      3480           XX                         3480

CONOCOPHILLIPS                  COMMON STOCK  20825C104   1041303     13265           XX                        12765
                                                                                      XX     35                   500

CORNING INCORPORATED            COMMON STOCK  219350105    325507     12740           XX                        12740

DOW CHEMICAL CO                 COMMON STOCK  260543103    475232     10747           XX                        10747

DOW JONES & CO INC              COMMON STOCK  260561105   7425010    129243           XX                       129243

DOW JONES &CO INC               CLASS B
                                 (RESTRICTED) 260561204  17743433    308850           XX                       308850

E I DU PONT DE NEMOURS &
  CO                            COMMON STOCK  263534109    686340     13500           XX                        11700
                                                                                      XX     12                  1400
                                                                                      XX     35                   400

E M C CORP                      COMMON STOCK  268648102   2549276    140844           XX                       123494
                                                                                      XX     12                 10500
                                                                                      XX     35                  6850

AS OF JUNE 30, 2007                                FORM 13F                          SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------                   -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                         INVESTMENT                 VOTING AUTHORITY
                                                               SHARES OR DISCRETION             --------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------            -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
EATON VANCE CORP          COMMON STOCK   278265103    300424      6800           XX                         1500
                                                                                 XX     12                  5300

EMERSON ELECTRIC CO       COMMON STOCK   291011104   4482457     95779           XX                        78779
                                                                                 XX     12                  7700
                                                                                 XX     35                  9300

ENCANA CORP               COMMON STOCK   292505104   7451181    121256           XX                        99506
                                                                                 XX     12                 10450
                                                                                 XX     35                 11300

EXXON MOBIL CORP          COMMON STOCK   30231G102  10098062    120387           XX                       104747
                                                                                 XX     12                  6253
                                                                                 XX     35                  9387

GENERAL ELECTRIC CO       COMMON STOCK   369604103   5073976    132549           XX                       115949
                                                                                 XX     12                  8300
                                                                                 XX     35                  8300

GENERAL MILLS INC         COMMON STOCK   370334104    915558     15672           XX                        15672

GILEAD SCIENCES           COMMON STOCK   375558103    248319      6400           XX     12                  6400

GOLDMAN SACHS GROUP       COMMON STOCK   38141G104    249263      1150           XX                         1150

GROUPE DANONE             SPONSORED ADR  399449107   1354458     83300           XX                        73450
                                                                                 XX     12                  2550
                                                                                 XX     35                  7300

HELMERICH & PAYNE INC     COMMON STOCK   423452101    788520     22262           XX                        17062
                                                                                 XX     12                  4000
                                                                                 XX     35                  1200

HESS CORP                 COMMON STOCK   42809H107    205181      3480           XX                         3480

HONEYWELL INTERNATIONAL
  INC                     COMMON STOCK   438516106    434482      7720           XX                         7720

I M S HEALTH INC          COMMON STOCK   449934108    273105      8500           XX                         8500

ILLINOIS TOOL WORKS INC   COMMON STOCK   452308109    254693      4700           XX                          700
                                                                                 XX     35                  4000

AS OF JUNE 30, 2007                           FORM 13F                          SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                 ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------              -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                    INVESTMENT                 VOTING AUTHORITY
                                                          SHARES OR DISCRETION             --------------------------
                                      CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
INTEL CORPORATION    COMMON STOCK   458140100   5205258    219262           XX                       175583
                                                                            XX     12                 19500
                                                                            XX     35                 24179

INTL BUSINESS
  MACHINES           COMMON STOCK   459200101   1930390     18341           XX                        17591
                                                                            XX     12                   750

INTERNATIONAL PAPER
  CO                 COMMON STOCK   460146103    312400      8000           XX                         8000

INVITROGEN CORP      COMMON STOCK   46185R100    928513     12590           XX                        11590
                                                                            XX     12                   700
                                                                            XX     35                   300

ISHARES MSCI         JAPAN INDEX FD 464286848    185728     12800           XX                        12800

J P MORGAN CHASE &
  CO                 COMMON STOCK   46625H100    288278      5950           XX                         5950

JOHNSON & JOHNSON    COMMON STOCK   478160104   6956713    112897           XX                        98397
                                                                            XX     12                  4500
                                                                            XX     35                 10000

KIMBERLY CLARK CORP  COMMON STOCK   494368103    240804      3600           XX                         3000
                                                                            XX     35                   600

ELI LILLY & CO.      COMMON STOCK   532457108    545221      9757           XX                         5657
                                                                            XX     12                  4100

LINCOLN NATL CORP
  IND                COMMON STOCK   534187109   3043329     42894           XX                        32710
                                                                            XX     12                  2008
                                                                            XX     35                  8176

MARRIOTT
  INTERNATIONAL INC  COMMON STOCK   571903202    419428      9700           XX                         9700

MATRITECH INC        COMMON STOCK   576818108      6105     18500           XX                        18500

MAXWELL
  TECHNOLOGIES INC   COMMON STOCK   577767106    196663     13830           XX                        13630
                                                                            XX     12                   200

AS OF JUNE 30, 2007                           FORM 13F                          SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                 ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------              -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                    INVESTMENT                 VOTING AUTHORITY
                                                          SHARES OR DISCRETION             --------------------------
                                      CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
MEDTRONIC INC         COMMON STOCK  585055106    282118      5440           XX                         5040
                                                                            XX     35                   400

MERCK & CO INC        COMMON STOCK  589331107   3309210     66450           XX                        58488
                                                                            XX     12                  1900
                                                                            XX     35                  6062

MICROSOFT CORP        COMMON STOCK  594918104   3691795    125273           XX                       110555
                                                                            XX     12                  5900
                                                                            XX     35                  8818

NOKIA CORP ADR A      COMMON STOCK  654902204   2221252     79020           XX                        66820
                                                                            XX     12                  3500
                                                                            XX     35                  8700

NORFOLK SOUTHERN
  CORP                COMMON STOCK  655844108    234988      4470           XX                         4470
                                                                            XX

NOVARTIS AG ADR       COMMON STOCK  66987V109   3289066     58660           XX                        49710
                                                                            XX     12                  5300
                                                                            XX     35                  3650

NOVO NORDISK A/S ADR  COMMON STOCK  670100205    399972      3684           XX                         3684

ORACLE CORP           COMMON STOCK  68389X105   1844166     93565           XX                        83765
                                                                            XX     12                  1800
                                                                            XX     35                  8000

PALL CORP             COMMON STOCK  696429307    278975      6066           XX                         6066

PEPSICO INC           COMMON STOCK  713448108   2749575     42399           XX                        36099
                                                                            XX     12                  1600
                                                                            XX     35                  4700

PFIZER INC            COMMON STOCK  717081103   2234613     87392           XX                        75492
                                                                            XX     12                  5500
                                                                            XX     35                  6400

PORTLAND GENERAL
  ELECTRIC CO         COMMON STOCK  736508847    517930     18875           XX                        14825
                                                                            XX     12                  1650
                                                                            XX     35                  2400

AS OF JUNE 30, 2007                              FORM 13F                          SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                    ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------                 -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                       INVESTMENT                 VOTING AUTHORITY
                                                             SHARES OR DISCRETION             --------------------------
                                         CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER          TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------          -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
PROCTER & GAMBLE CO      COMMON STOCK  742718109   4554249     74428           XX                       67853
                                                                               XX     12                 1000
                                                                               XX     35                 5575

QUALCOMM INC             COMMON STOCK  747525103    285593      6582           XX                        6582

ROPER INDS INC           COMMON STOCK  776696106    308340      5400           XX                        5400

ROYAL DUTCH SHELL PLC    SPONSORED     780259206    284200      3500           XX                        2000
                          ADR REPSTG                                           XX     12                  100
                          A SHS                                                XX     35                 1400

SAN JUAN BASIN ROYALTY                                                         XX                        8500
  TRUST                  COMMON STOCK  798241105    305376      9600           XX     12                 1100

SCHLUMBERGER LTD         COMMON STOCK  806857108    976810     11500           XX                        9400
                                                                               XX     12                 2100

J M SMUCKER CO NEW       COMMON STOCK  832696405    345674      5430           XX                        3930
                                                                               XX     12                 1500

SNAP ON INC              COMMON STOCK  833034101    489694      9695           XX                        5195
                                                                               XX     12                 1600
                                                                               XX     35                 2900

SONOSITE INC             COMMON STOCK  83568G104    718333     22855           XX                       19305
                                                                               XX     12                 1150
                                                                               XX     35                 2400

STATE STREET CORP        COMMON STOCK  857477103   3081078     45045           XX                       38745
                                                                               XX     12                 3100
                                                                               XX     35                 3200

STRYKER CORP             COMMON STOCK  863667101    258669      4100           XX                        4100

TEXTRON                  COMMON STOCK  883203101    203704      1850           XX                        1850

3COM CORP                COMMON STOCK  885535104    134638     32600           XX                       32600

AS OF JUNE 30, 2007                           FORM 13F                          SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                 ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------              -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                    INVESTMENT                 VOTING AUTHORITY
                                                          SHARES OR DISCRETION             --------------------------
                                      CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
3 M COMPANY           COMMON STOCK  88579Y101   5349996     61643           XX                       51437
                                                                            XX     12                 4025
                                                                            XX     35                 6181

U S BANCORP           COMMON STOCK  902973304    257010      7800           XX                        7800

UNION PACIFIC CORP    COMMON STOCK  907818108    634477      5510           XX                        5510

UNITED NATURAL
  FOODS INC           COMMON STOCK  911163103    400029     15050           XX                       12550
                                                                            XX     12                 1400
                                                                            XX     35                 1100

VERISIGN INC          COMMON STOCK  92343E102    898911     28330           XX                       26230
                                                                            XX     12                  900
                                                                            XX     35                 1200

WALGREEN CO           COMMON STOCK  931422109    296072      6800           XX                        4400
                                                                            XX     35                 2400

WELLS FARGO & CO
  (NEW)               COMMON STOCK  949746101    386870     11000           XX                        6200
                                                                            XX     12                 4800

WYETH                 COMMON STOCK  983024100   1222259     21316           XX                       18000
                                                                            XX     35                 3316

XILINX INC            COMMON STOCK  983919101    501134     18720           XX                       17620
                                                                            XX     12                  600
                                                                            XX     35                  500

ZIMMER HOLDINGS INC   COMMON STOCK  98956P102   1001787     11801           XX                       10751
                                                                            XX     12                  100
                                                                            XX     35                  950

INGERSOLL RAND LTD
  CL A                COMMON STOCK  G4776G101    641394     11700           XX                       11700

AS OF JUNE 30, 2007                           FORM 13F                          SEC FILE # KURT F SOMERVILLE\28-10379

ITEM 1:                 ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------              -------------- --------- ----------- --------- ----------- --------   --------------------------
                                                                    INVESTMENT                 VOTING AUTHORITY
                                                          SHARES OR DISCRETION             --------------------------
                                      CUSIP   FAIR MARKET PRINCIPAL -----------              (A)       (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE     SHARED    NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------   -------- ---------- ------
TRANSOCEAN INC        COMMON STOCK  G90078109      262724   2479            XX                        2479

AGGREGATE TOTAL                               176,277,125